Fair Values	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Fair Values

NOTE 4. FAIR VALUES
The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is available within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable inputs. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If all or some of the inputs required to determine the price are not observable, the instrument will be included in Level 3.
Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3.
Valuation Techniques
The valuation techniques to determine fair values include:
•Market prices for similar instruments.
•Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices).
Financial instruments classified as level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach.
The valuation technique to determine the fair value of other Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:
(i)Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.
(ii)prior month bidding and/or secondary market prices, which will be taken based on their representativeness.
(iii)prior month spread applied to the sovereign curve.
(iv)A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.23	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Government Securities	1,152,833,833	1,879,474	—
Corporate Securities	50,881,503	961,239	500,278
Derivative Financial Instruments	41,638	71,096,852	—
Other Debt Securities	21,451,443	21,542,383	—
Other Financial Assets	99,337,659	43,423	—
Financial Assets Pledged as Collateral	72,678,634	—	—
Investments in Equity Instruments	5,462,299	—	13,965,100
Liabilities
Liabilities at fair value through profit or loss (*)	99,752,488	—	—
Derivative Financial Instruments	—	24,670,981	—
Total	1,302,934,521	70,852,390	14,465,378
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.22	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	4,520,733,943	—
Government Securities	433,569,017	11,220,731	—
Corporate Securities	2,846,883	1,093,357	3,921,594
Derivative Financial Instruments	3,861	20,885,894	—
Other Debt Securities	5,840,448	17,331,833	—
Other Financial Assets	66,283,445	—	—
Financial Assets Pledged as Collateral	4,563,551	—	—
Investments in Equity Instruments	682,044	—	13,373,265
Liabilities
Liabilities at fair value through profit or loss (*)	491,036	—	—
Derivative Financial Instruments	—	10,634,605	—
Total	513,298,213	4,560,631,153	17,294,859
(*)Include the operations of obligations for operations with Government Securities of third parties.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.23
Government Securities	—	5,543,268	2,140,911	(10,049,842)	3,226,815	(861,152)	—
Corporate Securities	3,921,594	3,742,181	20,023,646	(19,231,612)	2,720,250	(10,675,781)	500,278
Investments in Equity Instruments	13,373,265	—	1,620,582	(5,254,776)	20,642,213	(16,416,184)	13,965,100
Total	17,294,859	9,285,449	23,785,139	(34,536,230)	26,589,278	(27,953,117)	14,465,378
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.21	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.22
Government Securities	21,127,492	(10,174,881)	8,677,392	(18,511,273)	7,573,012	(8,691,742)	—
Corporate Securities	4,135,491	3,490,866	10,380,227	(15,164,824)	1,644,957	(565,123)	3,921,594
Other Financial Assets	68,296,658	—	—	(35,061,114)	—	(33,235,544)	—
Investments in Equity Instruments	14,518,806	—	—	—	8,135,308	(9,280,849)	13,373,265
Total	108,078,447	(6,684,015)	19,057,619	(68,737,211)	17,353,277	(51,773,258)	17,294,859
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described above.
Transfers occurred because the instruments without observable valuation prices at the closing of the fiscal year were reclassified to Level 3, and the instruments with observable market quotes at the closing of the fiscal year were reclassified to Level 1 from Level 3. There were no transfers between Level 2 and Level 3.
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.23	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	4,023,323,415	4,023,323,415	4,023,323,415	—	—
Repurchase Transactions	2,358,830,105	2,358,830,105	2,358,830,105	—	—
Loans and Other Financing	6,210,116,814	6,218,505,415	—	—	6,218,505,415
Other Financial Assets	259,641,701	275,287,883	204,937,451	—	70,350,432
Other Debt Securities (*)	3,840,129,088	3,840,992,826	3,246,284,043	53,506,335	541,202,448
Financial Assets Pledged as Collateral	797,258,435	797,374,533	797,374,533	—	—
Liabilities
Deposits	11,505,796,543	11,507,166,350	—	—	11,507,166,350
Repurchase Transactions	47,061,623	47,061,623	—	—	47,061,623
Financing Received from the Argentine Central Bank and Other Financial Institutions	278,441,132	277,665,229	—	—	277,665,229
Debt Securities	186,896,801	183,773,704	152,626,818	—	31,146,886
Subordinated Debt Securities	414,476,406	405,349,449	—	—	405,349,449
Other Financial Liabilities	2,566,789,182	2,565,831,699	—	—	2,565,831,699
(*)    Includes Argentine Central Bank´s Bills for the sum of Ps.637,640,155.

Items of Assets/Liabilities as of 12.31.22	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	2,809,407,083	2,809,407,083	2,809,407,083	—	—
Repurchase Transactions	725,188,001	725,188,001	725,188,001	—	—
Loans and Other Financing	7,804,461,715	7,825,825,886	—	—	7,825,825,886
Other Financial Assets	285,354,838	294,039,975	243,704,177	—	50,335,798
Other Debt Securities	2,278,587,547	2,236,760,757	—	—	2,236,760,757
Financial Assets Pledged as Collateral	950,243,802	950,243,802	950,243,802	—	—
Liabilities
Deposits	13,446,018,038	13,445,713,287	—	—	13,445,713,287
Financing Received from the Argentine Central Bank and Other Financial Institutions	235,214,442	232,508,789	—	—	232,508,789
Debt Securities	422,488,868	413,632,364	373,587,201	—	40,045,163
Subordinated Debt Securities	285,024,673	280,464,762	—	—	280,464,762
Other Financial Liabilities	2,189,677,467	2,187,607,228	—	—	2,187,607,228